Debts - Notes Payable (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017
Line of Credit Facility [Line Items]
Changes in fair value of promissory note	$ 2,321	$ (33)	$ (167)	$ (1,060)
Yaskawa Note
Line of Credit Facility [Line Items]
Interest rate per annum	1.00%		1.00%		1.00%
Unsecured subordinated convertible promissory note	$ 15,373		$ 15,336	15,186	$ 15,000
Promissory note	13,885		16,169	15,852
Changes in fair value of promissory note	$ 2,300		$ 167	$ 1,100